As filed with the Securities and Exchange Commission on August 4, 2016

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 451	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 452	☒

JPMorgan Trust I

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 31, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 434 to the Registration Statement on Form N-1A of JPMorgan Trust I (the “Trust”), filed with the Commission on May 24, 2016

(Accession Number 0001193125-16-600453) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 4th day of August, 2016.

JPMorgan Trust I

By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

John F. Finn*	Mitchell M. Merin*
John F. Finn Trustee	Mitchell M. Merin Trustee

Dr. Matthew Goldstein*	Robert A. Oden, Jr.*
Dr. Matthew Goldstein Trustee	Robert A. Oden, Jr. Trustee

Robert J. Higgins*	Marian U. Pardo*
Robert J. Higgins* Trustee	Marian U. Pardo Trustee

Frankie D. Hughes*	Frederick W. Ruebeck*
Frankie D. Hughes Trustee	Frederick W. Ruebeck Trustee

Peter C. Marshall*	James J. Schonbachler*
Peter C. Marshall Trustee	James J. Schonbachler Trustee

Mary E. Martinez*	Brian S. Shlissel*
Mary E. Martinez Trustee	Brian S. Shlissel President And Principal Executive Officer

Marilyn McCoy*
Marilyn McCoy Trustee

Laura M. Del Prato*
Laura M. Del Prato
Treasurer And Principal Financial Officer

*By	/s/ Jessica K. Ditullio
Jessica K. Ditullio
Attorney-In-Fact